Earnings Per Share - Anti-dilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share
Anti-dilutive stock options and nonvested awards excluded from diluted EPS calculation	0.3	0.4	0.6